U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

October 28, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Trust for Professional Managers (the “Trust”)
File Nos.: 333-62298, 811-10401

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Ascentia Long/Short Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated October 14, 2005, and filed electronically as Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A on October 13, 2005. Shares of the Fund were first offered for sale on October 26, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Lohrey

Rachel A. Lohrey
For U.S. Bancorp Fund Services, LLC